Business combination (Details Narrative)	1 Months Ended			12 Months Ended
	Dec. 23, 2022	Sep. 30, 2022	Nov. 17, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 CNY (¥)
Business Acquisition [Line Items]
Total operating revenues				$ 81,891,992	¥ 580,016,414		¥ 586,060,092	¥ 529,250,664
Net income (loss) attributable to micro algo inc.				(37,584,431)	(266,199,240)		(46,544,566)	¥ 54,737,791
Bimai [Member]
Business Acquisition [Line Items]
Foreign Currency Translation		USD 1.00 to RMB 6.9920
Total operating revenues						$ 700,000	4,600,000
Net income (loss) attributable to micro algo inc.						$ 100,000	¥ 600,000
Bimai [Member] | Weidong [Member]
Business Acquisition [Line Items]
Acquisition percent									99.00%	99.00%
Bimai [Member] | YY Online [Member]
Business Acquisition [Line Items]
Acquisition percent									1.00%	1.00%
Shanghai Guoyu [Member]
Business Acquisition [Line Items]
Purchase price									$ 3,090,760	¥ 20,000,000
Fair value software									$ 1,383,888	¥ 8,955,001
Estimated finite useful life									6 years	6 years
Tapuyu And Pengcheng Keyi [Member]
Business Acquisition [Line Items]
Foreign Currency Translation			USD 1.00 to RMB 6.3738
Gain from disposal				$ 9,417	¥ 65,587
Younike [Member]
Business Acquisition [Line Items]
Foreign Currency Translation	USD 1.00 to RMB 6.9646